ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020		Mar. 31, 2019
Disclosure of financial assets [line items]
Accounts receivable			$ 450.5		$ 367.4
Credit loss allowances	$ (27.5)	$ (22.0)	(27.5)		(22.0)
Investment in finance leases (Note 14)			16.8		11.4
Receivables from related parties			45.8		30.9
Other receivables			53.0		86.3
Total accounts receivable			566.1	[1]	496.0
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(22.0)	(20.9)
Changes in allowance account for credit losses of financial assets [abstract]
Additions	(7.4)	(7.3)
Amounts charged off	0.8	5.0
Unused amounts reversed	1.8	0.7
Foreign currency exchange differences	(0.7)	0.5
Credit loss allowances, end of year	$ (27.5)	$ (22.0)
Gross carrying amount | Current
Disclosure of financial assets [line items]
Accounts receivable			215.1		227.3
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Accounts receivable			95.7		55.4
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Accounts receivable			27.8		19.5
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Accounts receivable			34.1		7.6
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Accounts receivable			$ 105.3		$ 79.6

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.